Cover	May 12, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported, on March 8, 2023, Airspan Networks Holdings Inc., a Delaware corporation (the “Company”), entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Airspan Networks Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company (“Seller”), Mimosa Networks, Inc., a Delaware corporation and a direct wholly-owned subsidiary of Seller (“Mimosa”), and Radisys Corporation, an Oregon corporation (“Buyer”), pursuant to which Seller will sell all of the issued and outstanding shares of common stock of Mimosa to Buyer for an aggregate purchase price of approximately $60 million in cash (subject to customary adjustments as set forth in the Purchase Agreement) on the terms and subject to the conditions set forth in the Purchase Agreement (the “Transaction”). On May 12, 2023, the Company filed a Current Report on Form 8-K (the “Current Report”) to disclose unaudited pro forma consolidated condensed financial information for the Company, giving effect to the Transaction, as if it was consummated on January 1, 2022. The Company is filing this amendment to the Current Report to provide revised unaudited pro forma consolidated condensed financial information to clarify that the unaudited pro forma financial information is presented as if the Transaction was consummated on January 1, 2022 and to revise certain adjustments presented in the unaudited pro forma consolidated condensed financial information to assume that the Transaction was consummated on January 1, 2022. This unaudited pro forma consolidated condensed financial information is not necessarily indicative of the expected results of operations for any future period. Actual future results are likely to be different from the amounts presented in this unaudited pro forma consolidated condensed financial information and such differences could be significant.
Document Period End Date	May 12, 2023
Entity File Number	001-39679
Entity Registrant Name	Airspan Networks Holdings Inc.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MIMO
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $12.50 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $12.50 per share
Trading Symbol	MIMO WSA
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $15.00 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $15.00 per share
Trading Symbol	MIMO WSB
Security Exchange Name	NYSEAMER